Description Of Business, Recent Developments and Summary Of Significant Accounting Policies - Description of Business (Details)	12 Months Ended
Dec. 31, 2021 segment facility
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment	2
Titanium Dioxide
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities	7
Performance Additives
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities	13